Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration and Evaluation Expenditures

The following table summarizes the Company’s exploration and evaluation expenditures:

	Years Ended December 31,
	2023			2022
	Millennial Projects	Other	Total	Millennial Projects	Total
	$	$	$	$	$
Consulting and salaries	6,086	3,153	9,239	1,700	1,700
Permitting and environmental	-	-	-	5	5
Field supplies and other	5,986	10	5,996	2,673	2,673
Depreciation	468	-	468	199	199
Drilling and geological expenses	5,511	-	5,511	156	156
Total exploration expenditures	18,051	3,163	21,214	4,733	4,733